UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor
	  New York, NY 10019

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	May 13, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total:    $3,895,251 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

ASPEN TECHNOLOGY INC		COM		045327103	32725	2183103		SOLE		2183103		0	0
AUXILIUM PHARMACEUTICALS INC	COM		05334D107      	37573	1750000		SOLE		1750000		0	0
AVIS BUDGET GROUP		COM		053774105	134325	7500000		SOLE		7500000		0	0
BANCO SANTANDER BRASIL S A	ADS REP 1 UNIT	05967A107	61300	5000000		SOLE		5000000		0	0
BLUELINX HLDGS INC		COM		09624H109	 5751	1554396		SOLE		1554396		0	0
CELERA CORP			COM		15100E106	64880	8000000		SOLE		8000000		0	0
CENTRAL PAC FINL CORP		COM		154760409	24960	1200000		SOLE		1200000		0	0
CHARTER COMMUNICATIONS INC	COM		16117M305      102403	2022579		SOLE		2022579		0	0
CISCO SYS INC			COM		17275R102      	45019	2625000		SOLE		2625000		0	0
CITIGROUP INC			CALL		172967901	44200  10000000	 CALL	SOLE		1000000		0	0
DANA HLDG CORP			COM		235825205	60865	3500000		SOLE		3500000		0	0
DARLING INTL INC		COM		237266101	40406	2628900		SOLE		2628900		0	0
DOLLAR THRIFTY AUTOMOTIVE GP	CALL		256743905	93600	2000000	 CALL	SOLE		2000000		0	0
ENERGIZER HLDGS INC		COM		29266R108      	56928	800000		SOLE		800000		0	0
ENERGY XXI (BERMUDA) LTD	COM		G10082140	75415	2211594		SOLE		2211594		0	0
ESSEX RENT CORP			COM		297187106	14084	1997705		SOLE		1997705		0	0
FORD MTR CO DEL			COM 		345370860	44730	3000000		SOLE		3000000		0	0
GENERAL MLS INC			CALL		370334904	36550	1000000	 CALL	SOLE		1000000		0	0
GENERAL MLS INC			CALL		370334904	109650	3000000	 CALL	SOLE		3000000		0	0
GENON ENERGY INC		COM		37244E107	20396	5353337		SOLE		5353337		0	0
GRAHAM PACKAGING CO INC		COM		384701108	31622	1814242		SOLE		1814242		0	0
GRIFFON CORP			COM		398433102	5315	404771		SOLE		404771		0	0
HCA HOLDINGS INC		COM		40412C101      	54192	1600000		SOLE		1600000		0	0
HEWLETT PACKARD CO		CALL		428236903	81940	2000000	 CALL	SOLE		2000000		0	0
HSN INC				COM		404303109	44864	1400701		SOLE		1400701		0	0
HUNTSMAN CORP			COM		447011107	86900	5000000		SOLE		5000000		0	0
IDERA PHARMACEUTICALS INC	COM		45168K306	8539	3234505		SOLE		3234505		0	0
ISHARES TR			PUT		464287955	378765	4500000	 PUT	SOLE		4500000		0	0
ITT CORP			CALL		450911902	120100	2000000	 CALL	SOLE		2000000		0	0
JOHNSON & JOHNSON		CALL		478160904	118500	2000000	 CALL	SOLE		2000000		0	0
LIBERTY MEDIA CORP NEW		COM		53071M104      	32080	2000000		SOLE		2000000		0	0
LIMITED BRANDS INC		COM		532716107      	41100	1250000		SOLE		1250000		0	0
MACQUARIE INFRASTR CO LLC	COM		55608B105      	91265	3825000		SOLE		3825000		0	0
MACYS INC			COM		55616P104      	60650	2500000		SOLE		2500000		0	0
MARATHON OIL CORP		CALL		565849906	53310	1000000	 CALL	SOLE		1000000		0	0
MARATHON OIL CORP		CALL		565849906	53310	1000000	 CALL	SOLE		1000000		0	0
MARATION OIL CORP		COM		565849106	53310	1000000		SOLE		1000000		0	0
MERCK & CO INC NEW		COM		58933Y105      	99030	3000000		SOLE		3000000		0	0
METLIFE INC			COM		59156R108      	44730	1000000		SOLE		1000000		0	0
NCI BUILDING SYS INC		COM		628852204	3943	311227		SOLE		311227		0	0
PERKINELMER INC			COM		714046109	40062	1525000		SOLE		1525000		0	0
PETROHAWK ENERGY CORP		CALL		716495906	110430	4500000	 CALL	SOLE		4500000		0	0
PETROHAWK ENERGY CORP		CALL		716495906	39264	1600000	 CALL	SOLE		1600000		0	0
PETSMART INC			COM		716768106	61425	1500000		SOLE		1500000		0	0
PHILLIPS VAN HEUSEN CORP	COM		718592108	28072	431680		SOLE		431680		0	0
PLANS EXPL & PRODTN CO		COM		726505100	54345	1500000		SOLE		1500000		0	0
SMITH A O			COM		831865209	72486	1634773		SOLE		1634773		0	0
SPANSION INC			COM		84649R200      	28005	1500000		SOLE		1500000		0	0
SPDR S&P 500 ETF TR		PUT		78462F953	132590	1000000	 PUT	SOLE		1000000		0	0
SPDR S&P 500 ETF TR		PUT		78462F953	198885	1500000	 PUT	SOLE		1500000		0	0
SUNOCO INC			COM		86764P109      	59267	1300000		SOLE		1300000		0	0
TARGET CORP			CALL		87612E906	50010	1000000	 CALL	SOLE		1000000		0	0
TARGET CORP			CALL		87612E906	20004	400000	 CALL	SOLE		400000		0	0
TEMPLE INLAND INC		COM		879868107      	120510	5150000		SOLE		5150000		0	0
UNITED CONTL HLDGS INC		COM		910047109	68970	3000000		SOLE		3000000		0	0
VALSPAR CORP			COM		920355104	78718	2013258		SOLE		2013258		0	0
WARNACO GROUP INC		COM		394390402	16323	285415		SOLE		285415		0	0
WILLIAM COS INC DEL		CALL		969457900	109130	3500000	 CALL	SOLE		3500000		0	0
YAHOO INC			COM		984332106      	37530	2250000	 	SOLE		2250000		0	0






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